Other Current Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) BITCOIN	Dec. 31, 2023 USD ($)
Other Current Assets [Abstract]
Cash		$ 2,090
Carrying value of Bitcoin (in BITCOIN) | BITCOIN	480
Carrying value	$ 7,740